STOCKHOLDERS' EQUITY - Reverse recapitalisation (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Class of Stock [Line Items]
Ordinary shares, issued		59,150,341		24,984,300
Ordinary shares, outstanding		59,150,341		24,984,300
Ordinary shares converted from the rights attached to units		2,116,401
Number of ordinary shares consisted by units	2,000,000
Warrants outstanding	10,582,008	11,957,008
Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Number of shares held in escrow	3,300,000
Ordinary shares, issued	5,919,425
Ordinary shares, outstanding	5,919,425
Underwriters call option
Class of Stock [Line Items]
Price per unit			$ 10.00
Number of units exercisable			900,000
Aggregate exercise price			$ 9,000,000
Expiration period			5 years
Underwriters call option | Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Price per unit		$ 11.50
E&A Callet
Class of Stock [Line Items]
Warrants outstanding		375,000
E&A Callet | Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Number of units issued	750,000
Price of units issued	$ 7,500
Number of ordinary shares consisted by units	750,000
Number of warrants consisted by units	375,000
Number of rights that converted into ordinary shares at the same time	75,000
Kunlun
Class of Stock [Line Items]
Number of ordinary shares consisted by units	2,000,000
Number of warrants consisted by units	1,000,000
Number of rights that converted into ordinary shares at the same time	200,000
Warrants outstanding		1,000,000
58.com Holdings
Class of Stock [Line Items]
Number of KAH's units/ KAH's ordinary shares issued	100,000
Renren Inc.
Class of Stock [Line Items]
Earn Out Shares Issued Held in Escrow	19,500,000	19,650,000.0000
Earn out shares issued held in escrow	19,500,000	19,650,000.0000